4. BUILDER DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Builder Deposits Abstract
BUILDER DEPOSITS

SeD Maryland Development, LLC (“Maryland”) is obligated under the terms of 5 separate Lot Purchase Agreements with NVR, Inc. (NVR) relating to the sale of single-family home and townhome lots to NVR. In exchange, NVR provided a good faith deposit in the amount of $5,600,000. The deposits will be returned to NVR in the form of a credit toward the purchase price payable for each lot at the time of each settlement. In the event of default, Maryland is entitled to the portion of the deposit allocable to the particular Lot Purchase Agreement as liquidated damages. At September 30, 2017 and December 31, 2016, there was $5,454,295 and $5,600,000 outstanding.

Black Oak LP received a deposit of $300,000 from Lexington 26 LP (Colina), a building company located in Texas. At September 30, 2017 and December 31, 2016, there was $300,000 outstanding.

SeD Maryland Development, LLC (“Maryland”) is obligated under the terms of 5 separate Lot Purchase Agreements with NVR, Inc. (NVR) relating to the sale of single-family home and townhome lots to NVR. In exchange, NVR provided a good faith deposit in the amount of $5,600,000. The deposits will be returned to NVR in the form of a credit toward the purchase price payable for each lot at the time of each settlement. In the event of default, Maryland is entitled to the portion of the deposit allocable to the particular Lot Purchase Agreement as liquidated damages.

Black Oak LP currently received a deposit of $300,000 from Lexington 26 LP (Colina), a building company located in Texas.